Employee benefits - Expense recognized in the statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Plan net expense	$ 72	$ 70	$ 74
Cost of sales
Disclosure of defined benefit plans [line items]
Plan net expense	11	12	13
General and administration expenses
Disclosure of defined benefit plans [line items]
Plan net expense	61	58	61
Discontinued operations
Disclosure of defined benefit plans [line items]
Plan net expense	1	1	1
Aggregate continuing and discontinued operations
Disclosure of defined benefit plans [line items]
Plan net expense	$ 73	$ 71	$ 75